Convertible Preferred Stock and Stockholders’ Equity - Narrative (Details)		12 Months Ended
	Dec. 17, 2019 shares	Dec. 31, 2019 vote $ / shares shares	Jun. 30, 2020 $ / shares shares	Dec. 31, 2018 $ / shares shares
Class of Stock [Line Items]
Common Stock, shares authorized (in shares)				46,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001
Maximum combined voting power, percent		10.00%
Period from closing of initial public offering		7 years
Common stock, shares outstanding (in shares)				16,697,109
Preferred stock, shares outstanding (in shares)		0
Class A common stock
Class of Stock [Line Items]
Common Stock, shares authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Number of votes | vote		1
Common stock, shares outstanding (in shares)		39,041,065	40,961,808
Class B common stock
Class of Stock [Line Items]
Common Stock, shares authorized (in shares)	25,000,000	25,000,000	25,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Number of votes | vote		10
Conversion feature (in shares)		1
Common stock, shares outstanding (in shares)		9,803,933	9,927,749
Convertible preferred stock
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares)		0		22,014,263
Common Stock
Class of Stock [Line Items]
Conversion of stock (in shares)	22,014,263	22,014,263